Employee Costs - Additional Information (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined contribution plans [member]
Disclosure of employee cost [line items]
Pension cost	CAD 67.7	CAD 57.2